UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   March 31, 2001
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 804-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     04/20/01
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F  NOTICE.  (Check here if no  holdings  reported  are in this
     report,   and  all  holdings  are  reported  by  other   reporting
     manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       74
                                        ----------------------

Form 13F Information Table Value Total:      127,839
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        The Pettyjohn Company
                                                              FORM 13F

                                                           March 31, 2001
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Column 1                   Column 2     Column3  Column 4              Column 5      Column 6     Column 7        Column 8
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                                                                                                               Voting authority
Name of                    Title of      CUSIP    Value   Shrs or                   Investment     Other    ----------------------
issuer                      class                (x$1000)  pm amt  SH/PRN  Put/Call discretion    managers   Sole   Shared  None
----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                 common     002824100  3,475    73,646                    Sole                   73,646
ADM                         common      39483102    610    46,393                    Sole                   46,393
American Electric Power     common     025537101    273     5,806                    Sole                    5,806
Agilent Technologies        common     00846U101    868    28,246                    Sole                   28,246
Allegheny Energy            common      17361106    326     7,044                    Sole                    7,044
Amer Home Products          common      26609107  1,632    27,783                    Sole                   27,783
America OnLine              common     02364J104  1,049    26,132                    Sole                   26,132
A T & T Corp                common     001957109    440    20,663                    Sole                   20,663
Bank of America             common      60505104  4,622    84,428                    Sole                   84,428
BB&T                        common      54937107  1,310    37,255                    Sole                   37,255
Bell South                  common      79860102  2,640    64,521                    Sole                   64,521
Boeing                      common      97023105  1,351    24,252                    Sole                   24,252
BP Amoco                    common      55622104  2,188    44,088                    Sole                   44,088
Bristol Myers Squibb        common     110122108  4,566    76,873                    Sole                   76,873
Chevron                     common     166751107    544     6,195                    Sole                    6,195
Cisco Systems               common     17275R102    730    46,376                    Sole                   46,376
Citigroup Inc               common     172967101    467    10,383                    Sole                   10,383
Coca-Cola                   common     191216100  1,335    29,567                    Sole                   29,567
Conoco Class A              common     208251306    296    10,550                    Sole                   10,550
Consolidated Edison         common     209115104    270     7,300                    Sole                    7,300
CSX                         common     126408103    283     8,410                    Sole                    8,410
Dell Computer               common     247025109  1,474    57,375                    Sole                   57,375
Dow Chemical Co             common     260543103    301     9,540                    Sole                    9,540
Duke Energy                 common     264399106    934    21,842                    Sole                   21,842
Duke Energy 8 1/4 Pfd       Pfd        264399585    794    29,150                    Sole                   29,150
DuPont                      common     263534109  2,379    58,455                    Sole                   58,455
Eli Lilly & Co              common     532457108    284     3,700                    Sole                    3,700
Enron                       common     293561106  2,941    50,625                    Sole                   50,625
Ericsson                    common     294821400    271    51,125                    Sole                   51,125
Exxon- Mobil                common     30231G102 11,100   137,037                    Sole                  137,037
FDX Corp                    common     31428X106  1,409    33,800                    Sole                   33,800
First Union                 common     337358105    390    11,820                    Sole                   11,820
First Virginia Bank         common     337477103  1,009    23,254                    Sole                   23,254
FleetBoston Financial       common     339030108    613    16,250                    Sole                   16,250
Ford Motor                  common     345370860    612    21,755                    Sole                   21,755
General Electric            common     369604103 13,473   321,859                    Sole                  321,859
Georgia Pacific Timber      common     373298702    716    24,931                    Sole                   24,931
Gillette                    common     375766102    288     9,248                    Sole                    9,248
Glaxo SmithKline ADR        common     37733W105    379     7,253                    Sole                    7,253
Guidant                     common     401698105    958    21,300                    Sole                   21,300
Heinz                       common     423074103    215     5,350                    Sole                    5,350
Hershey Foods               common     427866108    485     7,000                    Sole                    7,000
Hewlett Packard             common     428236103  2,008    64,219                    Sole                   64,219
Home Depot                  common     437076102  1,372    31,825                    Sole                   31,825
Honeywell                   common     438516106    393     9,625                    Sole                    9,625
IBM Corp                    common     459200101    327     3,400                    Sole                    3,400
ITT Hartford Cap I 7.7% Pfd Pfd        416315208    232     9,300                    Sole                    9,300
Intel                       common     458140100    775    29,450                    Sole                   29,450
Jefferson Pilot             common     475070108  5,808    85,545                    Sole                   85,545
Johnson & Johnson           common     478160104  3,852    44,033                    Sole                   44,033
Key Corp                    common     493267108    210     8,130                    Sole                    8,130
Lucent Technologies         common     549463107  1,203   120,684                    Sole                  120,684
MCI WorldCom                common     98157D106    515    27,638                    Sole                   27,638
3M                          common     604059105  1,361    13,102                    Sole                   13,102
Medtronic                   common     585055106    620    13,550                    Sole                   13,550
Merck                       common     589331107  2,837    37,373                    Sole                   37,373
Microsoft                   common     594918104  1,620    29,656                    Sole                   29,656
Norfolk Southern            common     655844108  2,016   120,444                    Sole                  120,444
Pepsi                       common     713448108  3,824    87,017                    Sole                   87,017
Pfizer                      common     717081103  1,164    28,433                    Sole                   28,433
Philip Morris               common     718154107    508    10,701                    Sole                   10,701
Procter & Gamble            common     742718109  5,180    82,750                    Sole                   82,750
Royal Dutch                 common     780257804  1,371    24,725                    Sole                   24,725
S & P 500 Technology Index  common     81369Y803    559    22,550                    Sole                   22,550
S&P Financial Svc Index     common     81369Y605    332    12,500                    Sole                   12,500
SBC Communications          common     78387G103  3,272    73,323                    Sole                   73,323
Schering- Plough            common     806605101  1,007    27,576                    Sole                   27,576
Sprint Corp                 common     852061100    231    10,487                    Sole                   10,487
SunTrust Bank               common     867914103  2,419    37,325                    Sole                   37,325
Tyco International Ltd      common     902124106    731    16,900                    Sole                   16,900
United Techologies          common     913017109    553     7,539                    Sole                    7,539
VA Power Co 7.15% Pfd Ser A Pfd        927804617    426    17,000                    Sole                   17,000
Verizon                     common     92343V104  5,576   113,112                    Sole                  113,112
Wachovia                    common     929771103  5,237    86,919                    Sole                   86,919
                                                ------- ---------
                                                127,839 2,915,411

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